Employee benefits (Post-Employment) (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Employee Benefits

	2019	2018
Liabilities
Petros Pension Plan - Renegotiated	10,231	7,152
Petros Pension Plan - Non-renegotiated	3,264	2,880
Petros 2 Pension Plan	989	411
AMS Medical Plan	11,986	12,236
Other plans	24	71

Total	26,494	22,750

Current	887	810
Non-current	25,607	21,940

Total	26,494	22,750

Summary of Pension Plan Assets

	Petros Renegotiated		Petros Non-renegotiated		Petros plan 2
	Minimum	Maximum	Minimum	Maximum	Minimum	Maximum
Fixed-income	20%	100%	20%	100%	—	100%
Variable-income	—	45%	—	45%	—	45%
Structured investments	—	40%	—	40%	—	40%
Real estate properties	—	10%	—	10%	—	10%
Loans to participants	—	15%	—	15%	—	15%
Investments abroad	—	10%	—	5%	—	10%

Summary of Pension Plan Assets by Type of Asset
The pension plan assets by type of asset are set out as follows:

				2019		2018
Type of asset	Quoted prices in active markets	Unquoted prices	Total fair value	%	Total fair value	%
Receivables	—	963	963	7%	1,087	9%

Fixed income	6,179	2,607	8,786	62%	7,761	61%

Government bonds	6,179	—	6,179	—	6,522	—
Fixed income funds	—	1,608	1,608	—	940	—
Other investments	—	999	999	—	299	—
Variable income	2,753	152	2,905	21%	2,208	17%

Common and preferred shares	2,753	—	2,753	—	2,081	—
Other investments	—	152	152	—	127	—
Structured investments	—	185	185	1%	237	2%

Real estate properties	—	767	767	6%	829	7%

	8,932	4,674	13,606	97%	12,122	96%

Loans to participants	—	469	469	3%	533	4%

Total	8,932	5,143	14,075	100%	12,655	100%

Disclosure of Changes in the Actuarial Liabilities, Fair Value of Assets and Amounts Recognized in Statement of Financial Position
a)	Changes in the actuarial liabilities, in the fair value of the assets and in the amounts recognized in the statement of financial position

	2019
	Pension Plans			Medical Plan
	Petros Renegotiated (*)	Petros Non-renegotiated (*)	Petros 2	AMS	Other plans	Total
Changes in the present value of obligations
Obligations at the beginning of the year	16,689	5,372	996	12,236	112	35,405
Discontinued operations	(892)	(304)	(58)	(651)	—	(1,905)
Interest expense	1,357	431	83	1,024	6	2,901
Current service cost	51	6	39	208	2	306
Contributions paid by participants	82	16	—	—	—	98
Benefits paid	(1,097)	(420)	(33)	(442)	(2)	(1,994)
Remeasurement: Experience (gains) / losses (**)	1,165	17	(34)	(2,489)	(7)	(1,348)
Remeasurement: (gains) / losses - demographic assumptions	45	59	(43)	(169)	(1)	(109)
Remeasurement: (gains) / losses - financial assumptions	4,044	957	747	2,747	13	8,508
Others	—	—	—	—	(84)	(84)
Cumulative Translation Adjustment	(525)	(179)	(25)	(478)	(2)	(1,209)

Obligations at the end of the year	20,919	5,955	1,672	11,986	37	40,569

Changes in the fair value of plan assets
Fair value of plan assets at the beginning of the year	9,537	2,492	585	—	41	12,655
Discontinued operations	(493)	(128)	(42)	—	—	(663)
Interest income	847	226	48	—	2	1,123
Contributions paid by the sponsor (Company)	342	108	—	442	7	899
Contributions paid by participants	82	16	—	—	—	98
Term of financial commitment (TFC) paid by the Company	725	273	—	—	—	998
Benefits Paid	(1,097)	(420)	(33)	(442)	(2)	(1,994)
Remeasurement: Return on plan assets due to lower interest income	1,099	218	143	—	2	1,462
Others	—	—	—	—	(36)	(36)
Cumulative Translation Adjustment	(354)	(94)	(18)	—	(1)	(467)

Fair value of plan assets at the end of the year	10,688	2,691	683	—	13	14,075

Amounts recognized in the Statement of Financial Position
Present value of obligations	20,919	5,955	1,672	11,986	37	40,569
( -) Fair value of plan assets	(10,688)	(2,691)	(683)	—	(13)	(14,075)

Net actuarial liability as of December 31,	10,231	3,264	989	11,986	24	26,494

Changes in the net actuarial liability
Balance as of January 1,	7,152	2,880	411	12,236	71	22,750
Discontinued operations	(399)	(176)	(17)	(651)	(1)	(1,244)
Remeasurement effects recognized in other comprehensive income	4,155	815	527	89	3	5,589
Costs incurred in the period	51	6	40	208	2	307
Current service cost	510	205	35	1,024	5	1,779
Contributions paid	(340)	(107)	—	(442)	(7)	(897)
Payments related to Term of financial commitment (TFC)	(717)	(269)	—	—	—	(985)
Others	—	—	—	—	(48)	(48)
Cumulative Translation Adjustment	(181)	(90)	(7)	(478)	(1)	(757)

Balance as of December 31,	10,231	3,264	989	11,986	24	26,494

(*)	It includes the changes in Pertros plan, PPR and PPNR plans.
(**)	It includes additional constribuitons of participants regarding the deficit settlement plan as set out in note 23.1.

	2018
	Pension Plan			Medical Plan
	Petros	Petros 2	AMS	Other plans	Total
Changes in the present value of obligations
Obligations at the beginning of the year	25,081	887	10,802	85	36,855
Interest expense:	2,111	77	927	4	3,119
Current service cost	83	33	155	7	278
Contributions paid by participants	374	—	—	—	374
Benefits paid	(2,173)	(35)	(456)	(3)	(2,667)
Remeasurement: Experience (gains) / losses (*)	(1,373)	8	(115)	—	(1,480)
Remeasurement: (gains) / losses - demographic assumptions	80	—	176	—	256
Remeasurement: (gains) / losses - financial assumptions	1,577	165	2,412	(2)	4,152
Others	—	—	—	34	34
Cumulative Translation Adjustment	(3,699)	(139)	(1,665)	(13)	(5,516)

Obligations at the end of the year	22,061	996	12,236	112	35,405

Changes in the fair value of plan assets
Fair value of plan assets at the beginning of the year	14,353	627	—	45	15,025
Interest income	1,203	54	—	—	1,257
Contributions paid by the sponsor (Company)	278	—	321	—	599
Contributions paid by participants	374	—	—	—	374
Term of financial commitment (TFC) paid by the Company	223	—	—	—	223
Benefits Paid	(2,401)	(38)	(504)	(3)	(2,946)
Remeasurement: Return on plan assets due to lower interest income	(233)	35	—	(4)	(202)
Others	—	—	—	3	3
Cumulative Translation Adjustment	(1,768)	(93)	183	—	(1,678)

Fair value of plan assets at the end of the year	12,029	585	—	41	12,655

Amounts recognized in the Statement of Financial Position
Present value of obligations	22,061	996	12,236	112	35,405
( -) Fair value of plan assets	(12,029)	(585)	—	(41)	(12,655)

Net actuarial liability as of December 31,	10,032	411	12,236	71	22,750

Changes in the net actuarial liability
Balance as of January 1,	10,728	260	10,802	40	21,830
Remeasurement effects recognized in other comprehensive income	517	138	2,473	2	3,130
Costs incurred in the period	991	56	1,082	11	2,140
Current service cost	908	23	927	4	1,862
Contributions paid	(278)	—	(321)	—	(599)
Payments related to Term of financial commitment (TFC)	(223)	—	—	—	(223)
Others	—	—	—	31	31
Cumulative Translation Adjustment	(2,611)	(66)	(2,727)	(17)	(5,421)

Balance as of December 31,	10,032	411	12,236	71	22,750

(*)	It includes additional constribuitons of participants regarding the deficit settlement plan as set out in note 23.1

Schedule of Defined Benefit Costs
b)	Defined benefit costs

	2019
	Pension Plans			Medical Plan
	Petros Renegotiated	Petros Non - renegotiated	Petros 2	AMS	Other Plans	Total
Related to active employees:	160	27	58	466	4	715
Related to retirees	401	184	17	766	3	1,371

Net expenses for the year	561	211	75	1,232	7	2,086

	2018
	Pension Plans				Medical Plan
	Petros	Petros Renegotiated	Petros Non - renegotiated	Petros 2	AMS	Other Plans	Total
Related to active employees:	63	132	32	43	340	7	617
Related to retirees	198	386	126	10	678	3	1,401

Net expenses for the year	261	518	158	53	1,018	10	2,018

	2017
	Pension Plans		Medical Plan
	Petros	Petros 2	AMS	Other Plans	Total
Related to active employees:	331	60	377	10	778
Related to retirees	862	12	916	1	1,791

Net expenses for the year	1,193	72	1,293	11	2,569

Disclosure of Effect of Basis Points Change in the Assumed Discount Rate and Medical Cost

	Discount Rate				Medical Cost
2019	Pension Benefits		Medical Benefits		Medical Benefits
	+100 bps	-100 bps	+100 bps	-100 bps	+100 bps	-100 bps
Pension Obligation	(3,195)	4,444	(1,623)	2,073	2,063	(1,171)
Current Service cost and interest cost	16	91	(70)	86	228	(121)

Summary of Actuarial Assumptions
d)	Actuarial assumptions

2019
Assumptions	PPSP-R Pre-70		PPSP-R Post-70		PPSP-NR Pre-70		PPSP-NR Post-70		PP2	AMS
Nominal discount rate (including inflation)(1)	6.82%		7.13%		6.81%		7.10%		7.30%	7.19%
Nominal expected salary growth (including inflation) (2)	4.61%		4.61%		4.34%		4.34%		6.40%	according to security plan
Expected changes in medical and hospital costs (3)	n/a		n/a		n/a		n/a		n/a	10.46% a 3.50% p.a.
Mortality table	EX-PETROS 2016 (bidecremental	)	EX-PETROS 2013 (bidecremental	)	EX-PETROS 2020 (bidecremental	)	EX-PETROS 2020 (bidecremental	)	AT-2000 female, smoothed in a 10%	EX-PETROS 2013 (bidecremental	)
Disability table	n/a		American group		n/a		American group		American group reduced by 40%	American group
Mortality table for disabled participants	MI 2006, by gender, smoothed in a 20%		AT-49 male		MI 2006, by gender, smoothed in a 20%		AT-49 male		IAPB 1957 strong	AT-49 male
Age of retirement	Male, 56 years / Female, 55 years		Male, 56 years / Female, 55 years		Male, 58 years / Female, 56 years		Male, 58 years / Female, 56 years		1st eligibility	Male, 56 years / Female, 55 years

2018
Assumptions	PPR		PPNR		Petros 2	AMS
Nominal discount rate (including inflation)(1)	9.11%		9.08%		9.22%	9.16%
Nominal expected salary growth (including inflation) (2)	For 2019: 5.55%		For 2019: 5.40%		For 2019: 7.28%	according to security plan
Expected changes in medical and hospital costs (3)	As of 2020: 5.33%		As of 2020: 5.24%		As of 2020: 6.84%
Expected changes in medical and hospital costs (3)	n/a		n/a		n/a	12.03% to 4% p.a.
Mortality table	EX-PETROS 2013 (bidecremental	)	EX-PETROS 2017 (bidecremental	)	AT-2000 female, smoothed in a 10%	EX-PETROS 2013 (bidecremental	)
Disability table	American group		American group		American group reduced by 40%	American group
Mortality table for disabled participants	AT-49 male		AT-49 male		IAPB 1957 strong	AT-49 male
Age of retirement	Male, 56 years / Female, 55 years		Male, 58 years / Female, 56 years		1st eligibility	Male, 56 years / Female, 55 years

(1)	Inflation reflects market projections: 3.61% for 2019 and converging to 3.5% in 2026 onwards.
(2)	Expected salary growth only of Petrobras, the sponsor, based on the Salaries and Benefits Plan.
(3)	Decreasing rate, converging in 30 years to the long-term expected inflation. Refers only to Petrobras (sponsor) rate.

Summary of Expected Maturity Analysis of Pension and Medical Benefits
e)	Expected maturity analysis of pension and medical benefits

	2019
	Pension Plan			Medical Plan
	Petros Renegotiated	Petros Non - renegotiated	Petros 2	AMS	Other Plans	Total
Up to 1 Year	1,064	445	35	378	1	1,923
1 To 2 Years	5,018	1,990	183	2,109	5	9,305
2 To 3 Years	4,165	1,554	187	2,134	6	8,046
3 To 4 Years	3,254	1,121	189	1,889	6	6,459
Over 4 Years	7,418	845	1,078	5,476	19	14,836

Total	20,919	5,955	1,672	11,986	37	40,569